Investment Securities (Roll-forward of Credit Loss Component Recognized in Earnings) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Roll-forward of credit loss component recognized in earnings:
Balance at beginning of fiscal year	¥ 12,556	¥ 24,525	¥ 30,066
Additions: Initial credit impairments	2,728	1,466	5,347
Additions: Subsequent credit impairments	785	1,139	2,982
Reductions: Securities sold or matured	(7,255)	(14,574)	(13,870)
Balance at end of fiscal year	¥ 8,814	¥ 12,556	¥ 24,525